Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous current liabilities [abstract]
Payables in relation to social contributions	$ 22	$ 452	$ 189
Tax withholding payables	94	212	103
Payables due to management and employees	0	0	51
Other current payables		110	31
Total	$ 116	$ 774	$ 374